[TELEKOM AUSTRIA LETTERHEAD]

FOIA CONFIDENTIAL TREATMENT REQUEST

March 6, 2007

Re:	Telecom Austria AG Form 20-F for the Fiscal Year Ended December 21, 2005 Filed April 10, 2006 File No. 1-15156

Ms. Cecelia D. Blye
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Blye,

Request for Confidential Treatment of Information Furnished in Response to the Staff’s Comments

     We refer to our letter dated March 6, 2007 responding to the Staff’s comment letter dated February 7, 2007 relating to the above-referenced Annual Report on Form 20-F of Telekom Austria AG filed with the Securities and Exchange Commission (the “Commission”). This letter is being submitted to furnish, on a confidential basis, our responses in the enclosed letter.

     Pursuant to Rule 83 of the Commission’s Rule on Information and Requests, 17 C.F.R. § 200.83, we request that the financial information included in the table and the first paragraph thereafter in our response to your second comment contained in the enclosed documents submitted to the Commission’s Staff in connection with the above be treated as confidential, and that these materials not be disclosed to any person pursuant to the Freedom of Information Act, 5 U.S.C. § 522 (the “FOIA”) or otherwise. Each page of the materials has been labeled “CONFIDENTIAL TREATMENT REQUESTED BY TELEKOM AUSTRIA AG”. A redacted version of the enclosed letter, which excludes the information for which we are requesting confidential treatment, has been or will promptly be filed electronically on the SEC’s EDGAR system as correspondence.

     It is our understanding that, pursuant to the FOIA regulations, (i) no determination as to the merits of our request for confidential treatment will be made at this time, and (ii) if the Commission receives a request for any of the information subject to this request for confidential treatment, we will be notified

Cecilia D. Blye	2	March 6, 2007

and provided with the opportunity to substantiate our request for confidential treatment.

Sincerely,

/s/ Stefano Colombo
Stefano Colombo
Chief Financial Officer

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